S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 25, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Elevation Group Sponsor, LLC	Upon the consummation of this offering, we will begin incurring payments of up to $10,000 per month, which the sponsor reserves the right to waive or defer or upon the consummation of our initial business combination or at the time of our dissolution, assuming there is cash available	Office space, administrative and shared personnel support services

	2,213,333 founder shares, of which up to 404,468 founder shares are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised.(1)	$0.007 per founder share

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

	Repayment in cash(2)	A $75,000 loan for organizational and offering-related expenses

Sponsor Group	An aggregate of 130,000 private placement units (or 137,500 if the underwriters’ over-allotment option is exercised in full) to be purchased immediately prior to the closing of this offering	$1,300,000 (or $1,375,000 if the underwriters’ over-allotment option is exercised in full)

Elevation Group Sponsor, LLC, Ascent Partners Fund LLC or our or its affiliates	Additional working capital loans, if any	Working capital loans to finance transactions costs in connection with an initial business combination

Elevation Group Sponsor, LLC, Ascent Partners Fund LLC, our executive officers, our directors or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

	Finder’s fees, advisory fees, consulting fees or success fees, if applicable	We may engage our sponsor, executive officers and directors and/or each of their affiliates, as an advisor or otherwise in order to effectuate our initial business combination.

Anthony J. Sarkis	350,000 founder shares (of which up to 25,140 founder shares are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) $5,000 per month	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Joseph Yankovich	100,000 founder shares (of which up to 16,760 founder shares are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Matthew Kearney	200,000 founder shares (of which up to 33,520 founder shares are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Christina Favilla	60,000 founder shares (of which up to 10,056 founder shares are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Francis Knuettel II	60,000 founder shares (of which up to 10,056 founder shares are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Holders of Class B ordinary shares	Subject to an anti-dilution adjustment, the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of all ordinary shares issued and outstanding upon completion of this initial public offering	N/A

(1)	The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, and may be converted at any time prior to our initial business combination, at the option of the holder, on a one-for-one basis, subject to adjustment (unless otherwise provided in our initial business combination agreement) for share sub-divisions, share dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts offered in this offering and related to or in connection with the closing of our initial business combination, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of (i) all Class A ordinary shares issued and outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and excluding the representative shares), (ii) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination), and (iii) minus any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination or certain amendments to our amended and restated articles of association prior to an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one basis. If we increase or decrease the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our sponsor and the at risk capital investors, or an as-converted basis, at 25% of our issued and outstanding ordinary shares upon the consummation of this offering.

(2)	As of the date of this prospectus, our sponsor has loaned $75,000 to us. At the closing of this offering, the principal balance of $75,000 of this loan will be repaid.

SPAC Sponsor, Controlling Persons [Table Text Block]

The post-offering numbers and percentages below assume that the underwriters do not exercise their over-allotment option, that our sponsor and our directors and officers will collectively forfeit 500,000 founder shares, that our sponsor, Maxim or its designees, and the at-risk capital investors purchased an aggregate of 315,000 private placement units and that there are 14,098,333 ordinary shares issued and outstanding after this offering. If we increase or decrease the size of this offering, we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and ordinary shares upon the consummation of this offering.

	Before Offering		After Offering
Name and Address of Beneficial Owner(1)	Number of Ordinary Shares Beneficially Owned(2)	Approximate Percentage of Outstanding Ordinary Shares	Number of Ordinary Shares Beneficially Owned(2)	Approximate Percentage of Outstanding Ordinary Shares
Elevation Group Sponsor, LLC(3)	3,063,333	79.9%	1,938,865	13.8%
Anthony J. Sarkis	350,000	9.1%	324,860	2.3%
Joseph Yankovich	100,000	2.6%	83,240	*
Matthew Kearney	200,000	5.2%	166,480	1.2%
Christina Favilla	60,000	1.6%	49,944	*
Francis Knuettel II	60,000	1.6%	49,944	*
All executive officers, directors and director nominees as a group (5 individuals)	770,000	20.1%	674,468	4.8%

*	Less than 1%.

(1)	Unless otherwise noted, the business address of each of the following entities or individuals is c/o Elevation Acquisition Group Inc., 19505 Biscayne Blvd., Suite 2350, Aventura, FL 33180.

(2)	Before the offering, includes up to 500,000 founder shares that will be forfeited by our sponsor and our directors and officers depending on the extent to which the underwriters’ over-allotment option is exercised. Interests shown consist solely of founder shares. The founder shares will automatically convert into Class A ordinary shares at the time of our initial business combination (with such conversion taking place immediately prior to, simultaneously with, or immediately following the time of our initial business combination, as may be determined by our directors), or earlier at the option of the holder, on a one-for-one basis, subject to adjustment and forfeiture, as described in the section entitled “Description of Securities.” Post-offering interests shown consist of founder shares and post-offering percentages include the representative shares as part of total shares outstanding.

(3)	Elevation Group Sponsor, LLC, our sponsor, is the record holder of such shares. Ascent Partners Fund LLC (“Ascent”) is the sole member of Elevation Group Sponsor, LLC. Dominion Capital LLC (“Dominion”) is the controlling member of Ascent. The controlling members of Dominion are Gennadiy Gurevich who directly holds a 27.22% equity interest in Dominion and Mikhail Gurevich who indirectly hold a 27.22% equity interest in Dominion for a total 54.44% controlling interest in Dominion. Gennadiy Gurevich and Mikhail Gurevich collectively have voting and dispositive power over the shares held of record by our sponsor. Gennadiy Gurevich and Mikhail Gurevich disclaim any beneficial ownership of the securities held by Elevation Group Sponsor, LLC other than to the extent of any pecuniary interest they may individually have therein, directly or indirectly.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Earlier of six months after the date of the consummation of an initial business combination; or if the last closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination.	Elevation Group Sponsor, LLC Anthony J. Sarkis Joseph Yankovich Matthew Kearney Francis Knuettel II Christina Favilla At-risk capital investors	Transfers permitted to (a) (i) our sponsor’s members, (ii) our directors, officers and our sponsor, (iii) any affiliates or family members of our directors, officers, sponsor or sponsor’s members, (iv) any members or partners of our sponsor, our sponsor’s members, or their respective affiliates, or any affiliates of our sponsor, our sponsor’s members, or any employees of such affiliates, or (v) in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the letter agreement entered into with us and the at-risk capital investors; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our sponsor’s operating agreement or other constitutional, organizational or formational documents, as amended, upon dissolution of our sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Private Placement Units (and Underlying Securities)	30 days after the completion of our initial business combination	Sponsor Group Maxim, or its designees At-risk capital investors	Same as above

Any units, rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, rights or founder shares	180 days after the date of this prospectus	Elevation Group Sponsor, LLC Anthony J. Sarkis Joseph Yankovich Christina Favilla Matthew Kearney Francis Knuettel II Maxim At-risk capital investors	Maxim in its sole discretion may release any of the securities subject to the letter agreement lock-up provisions at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors, and the at-risk capital investors, which also include the Maxim Individuals, are also subject to separate transfer restrictions with respect to their founder shares, and our sponsor, officers and directors, Maxim, and the at-risk capital investors with respect to their private placement units pursuant to the letter agreement, described in the immediately preceding paragraphs; such persons may not be released from those transfer restrictions prior to our initial business combination, except to the extent described herein.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation

Anthony J. Sarkis	STJ Advisory LLC	Investment Advisory	President

	Parabole, Inc.	AI Software	Director

Joseph Yankovich	Dominion Capital LLC		Chief Financial Officer

	RD Real Estate Debt Fund II LP		Director of Accounting

Matthew Kearney	COA Group LLC	Marketing Services	Chief Executive Officer

Christina Favilla	Priority Technology Holdings, Inc.	Payment and banking solutions	Independent Director

	Citizens State Bank of Ouray	Banking	Independent Director

	OppFi Inc.	Fintech	Independent Director

Francis Knuettel II	Splash Beverage Group, Inc.	Beverage	Director

	Beeline Holdings Inc.	Finance	Director

	Etheros Pharmaceuticals Corp.	Pharmaceuticals	Director

Accordingly, if any of the above officers or directors become aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. These conflicts may not be resolved in our favor and a potential target business may be presented to other entities prior to its presentation to us. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions for the type of company we are seeking to acquire or an independent accounting firm, that such an initial business combination is fair to our company from a financial point of view.

In the event that we submit our initial business combination to our public shareholders for a vote, each of our sponsor, our officers and directors, and the at-risk capital investors have agreed, pursuant to the terms of a letter agreement entered into with us, to vote any founder shares held by them (and their permitted transferees will agree) and/or any public shares, as applicable, purchased during or after the offering, as applicable, in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination).

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors, and the at-risk capital investors have agreed to vote their founder shares and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.